Securities - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 19,064	$ 16,733
Amortized cost	115,188	116,814
FVOCI Securities	93,702	62,819
Debt securities [member]
Disclosure of financial assets [line items]
Amortized cost	115,188	116,814
FVOCI Securities	93,702	62,819
Allowance for credit losses of amortized cost	3	3
Allowance for credit losses of FVOCI securities	4	3
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	6,850	6,730
Assets recognised	900	808
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 12,214	$ 10,003